Current Assets - Trade and Other Receivables, Net	12 Months Ended
Dec. 31, 2023
Current Assets - Trade and Other Receivables, Net [Abstract]
Current assets - trade and other receivables, net

Note 11. Current assets - trade and other receivables, net

	Consolidated		Consolidated
	As of December 31,	As of December 31,	As of December 31,
	2023	2022	2023
	AUD$	AUD$	$

Trade receivables	971,220	203,737	664,315
Other receivables	457,989	624,614	313,263

	1,429,209	828,351	977,578

Accounting policy for trade and other receivables

Trade receivables are initially recognised at transaction price and subsequently measured at amortised cost using the effective interest method, less any allowance for expected credit losses. Trade receivables are generally due for settlement within 30 days.

The Company has applied the simplified approach to measuring expected credit losses, which uses a lifetime expected loss allowance. To measure the expected credit losses, trade receivables have been grouped based on days overdue.

Other receivables are recognised at amortised cost, less any allowance for expected credit losses.

No allowance for expected credit losses or overdue balances are accounted for in the financial statements.